Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Effective Income Tax Rate and PRC Statutory Income Tax Rate	A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:
	For the Years Ended December 31,
	2021	2022	2023
PRC statutory income tax rates	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	(0.22)%	0.91%	(0.42)%
Effect of additional deduction of research and development expense	15.18%	(64.43)%	5.98%
Effect of income tax exemptions and reliefs	(13.14)%	(56.77)%	(5.71)%
Recovery from deferred income tax assets	0.00%	(97.39)%	0.05%
Effect of valuation allowance on deferred income tax assets	(26.35)%	171.26%	(23.52)%
Income tax difference under different tax jurisdictions	(0.47)%	21.42%	(1.37)%
Total	0.00%	0.00%	0.01%

Schedule of Provision for Income Taxes

The provision for income taxes consists of the following:

	For the six months ended June 30, 2023	For the six months ended June 30, 2024
	(Unaudited)	(Unaudited)
	RMB	RMB
Current income tax expense	—	—
Deferred tax expense	—	—
Income tax expense	—	—
The provision for income taxes consists of the following:
	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense (benefit)	—	—	(17,394)
Deferred tax expense	—	—	—
Income tax expense	—	—	(17,394)

Schedule of Deferred Tax Assets	Significant component of deferred tax assets are as follows:
	As of December 31,
	2022	2023
Net operating loss carryforward	63,038,127	77,373,944
Accrued expense and others	(29,335,373)	(282,843)
Inventory impairment	47,198,866	51,027,391
Deferred tax assets	80,901,620	128,118,492
Less: valuation allowance	(80,901,620)	(128,118,492)
Deferred tax assets	—	—